RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Receivables and Prepaid Expenses [Abstract]
Receivables and Prepaid Expenses Disclosure [Table Text Block]
	December 31,
	2014	2013

Government authorities	$93	$26
Prepaid expenses	181	3

	$274	$29